UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6325

Dreyfus Midcap Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/08

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.

ANNUAL REPORT October 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
34	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Midcap Index Fund, Inc., covering the 12-month period from November 1, 2007, through October 31, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through October 31, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2008, Dreyfus Midcap Index Fund produced a total return of –36.64% .1The Standard & Poor’s MidCap 400 Index (“S&P 400 Index” or the “Index”), the fund’s benchmark, produced a total return of –36.46% for the same period.2,3

Like other capitalization ranges, midcap stocks produced disappointing absolute returns during an especially challenging reporting period. Concerns regarding slowing U.S. and overseas economies, turmoil in world credit markets, the near collapse of the global banking system and, later in the reporting period, slumping commodity prices caused stock prices across most market sectors to fall sharply. The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures whose performance is tied to the S&P 400 Index as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Volatility Increases as Financial Crisis Intensifies

A credit crisis that dominated much of the reporting period developed into a full-blown global financial crisis, resulting in the failure of several major financial institutions. As lenders grew increasingly risk-averse, companies across virtually all industry groups scrambled to obtain funding from a rapidly shrinking supply of available credit.Also

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

contributing to the downturn was a barrage of negative economic news, including slowing U.S. and global economies fueled by falling home prices, growing unemployment and sluggish consumer and business spending.As the slowdown intensified, previously high-flying commodity prices retreated sharply from the peaks reached earlier in the reporting period. These factors caused investors to become more averse to risks, sparking broad-based declines in most asset classes, including the stock market.

The Federal Reserve Board (the “Fed”) responded aggressively to the economic slowdown and financial crisis by reducing short-term interest rates and, in March 2008, participating in the rescue of investment bank Bear Stearns. Although the market rallied briefly in the spring, the rebound proved to be short-lived. Over the summer, additional government rescues were announced for insurer American International Group and mortgage agencies Freddie Mac and Fannie Mae. Meanwhile, investment bank Lehman Brothers filed for bankruptcy, Merrill Lynch and Wachovia were acquired by competitors, Washington Mutual was seized by regulators, and Goldman Sachs and Morgan Stanley re-registered as bank holding companies to enable them to tap government funds. By September, the financial crisis threatened to spin out of control, and the global banking system came close to collapse.

The U.S. Congress responded to the crisis by making $700 billion available to banks through the controversialTroubled Asset Relief Program. In addition,the Fed and several of the world’s major central banks announced unprecedented,coordinated reductions in short-term interest rates to help strengthen the world’s financial systems.The reporting period ended with all major stock market indices reporting negative double-digit returns.

No Winners in this Turbulent Market Environment

For the 12-month reporting period, none of 10 sectors in the S&P 400 Index posted a positive absolute return.Declines were most severe among the Index’s technology, industrials, consumer discretionary and financials areas. A slowdown in consumer and capital spending, coupled with reduced exports in a slowing global economy, resulted in weakness among most technology stocks, where losses were especially steep among the Index’s semiconductor equipment makers, hardware producers, software developers and service companies.The S&P 400 Index’s industrials stocks suffered from a sharply reduced number of infrastructure construction projects worldwide. In this environment, construction, industrial machinery and equipment stocks posted some of the Index’s larger losses.

A wide range of midcap consumer discretionary stocks faltered during the reporting period, including apparel and specialty retailers and restaurants. Finally, financials stocks pulled back sharply in response to ongoing industry uncertainty.The most notable financials declines for the S&P 400 Index stemmed from retail and office real estate investment trusts (REITs) and fee-based asset management companies.

Index Funds Offer Diversification

As an index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating its composition. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
3	“Standard & Poor’s®,”“S&P®” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Midcap Index Fund, Inc. on 10/31/98 to a
$10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.11
Ending value (after expenses)	$681.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.54
Ending value (after expenses)	$1,022.62

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
October 31, 2008

Common Stocks—95.5%	Shares	Value ($)

Consumer Discretionary—13.1%
99 Cents Only Stores	97,395 [a]	1,188,219
Advance Auto Parts	200,151	6,244,711
Aeropostale	139,928 [a,b]	3,387,657
American Eagle Outfitters	430,789	4,790,374
American Greetings, Cl. A	98,695	1,152,758
AnnTaylor Stores	119,373 [a]	1,500,519
ArvinMeritor	153,038 [b]	905,985
Barnes & Noble	76,966 [b]	1,453,118
Belo, Cl. A	182,339	388,382
Blyth	50,150 [b]	431,290
Bob Evans Farms	64,726 [b]	1,351,479
Borders Group	125,545 [a,b]	425,598
BorgWarner	243,190 [b]	5,464,479
Boyd Gaming	118,350 [b]	804,780
Brinker International	212,133	1,972,837
Callaway Golf	135,588 [b]	1,418,251
Career Education	153,783 [a,b]	2,431,309
Carmax	461,092 [a,b]	4,896,797
Cheesecake Factory	134,325 [a]	1,182,060
Chico’s FAS	369,316 [a,b]	1,255,674
Chipotle Mexican Grill, Cl. A	69,000 [a,b]	3,501,750
Coldwater Creek	96,700 [a,b]	347,153
Collective Brands	133,536 [a,b]	1,707,925
Corinthian Colleges	178,673 [a,b]	2,551,450
DeVry	128,498	7,284,552
Dick’s Sporting Goods	177,571 [a]	2,720,388
Dollar Tree	189,200 [a]	7,193,384
DreamWorks Animation SKG, Cl. A	168,338 [a]	4,730,298
Foot Locker	324,258	4,740,652
Furniture Brands International	86,085 [b]	489,824
Gentex	296,987 [b]	2,848,105
Guess?	126,014 [b]	2,743,325
Hanesbrands	196,194 [a,b]	3,427,509
Harte-Hanks	78,680 [b]	552,334
Hovnanian Enterprises, Cl. A	105,040 [a,b]	450,622
International Speedway, Cl. A	59,197	1,858,194

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
ITT Educational Services	65,813 [a,b]	5,768,509
J Crew Group	108,421 [a,b]	2,195,525
John Wiley & Sons, Cl. A	90,371	3,143,103
Lamar Advertising, Cl. A	158,642 [a,b]	2,406,599
Lear	160,445 [a,b]	322,494
Life Time Fitness	72,922 [a,b]	1,388,435
Marvel Entertainment	102,622 [a,b]	3,303,402
Matthews International, Cl. A	64,657 [b]	2,885,642
MDC Holdings	76,607	2,576,293
Media General, Cl. A	47,500 [b]	362,425
Modine Manufacturing	66,970	495,578
Mohawk Industries	117,373 [a,b]	5,678,506
NetFlix	90,422 [a,b]	2,238,849
NVR	11,355 [a]	5,566,335
O’Reilly Automotive	280,311 [a]	7,599,231
Pacific Sunwear of California	139,900 [a]	478,458
PetSmart	264,954	5,216,944
Phillips-Van Heusen	107,560	2,636,296
Priceline.com	81,372 [a,b]	4,282,608
Regis	89,400	1,105,878
Rent-A-Center	139,520 [a,b]	2,036,992
Ross Stores	275,204	8,996,419
Ryland Group	89,158 [b]	1,675,279
Saks	296,904 [a,b]	1,781,424
Scholastic	55,050 [b]	1,022,279
Scientific Games, Cl. A	135,955 [a]	2,447,190
Service Corporation International	538,064	3,712,642
Sotheby’s	140,815 [b]	1,310,988
Strayer Education	29,864	6,757,327
Thor Industries	74,239 [b]	1,328,878
Timberland, Cl. A	97,850 [a,b]	1,183,985
Toll Brothers	272,592 [a,b]	6,302,327
Tupperware Brands	129,993	3,288,823
Under Armour, Cl. A	76,219 [a,b]	1,981,694
Urban Outfitters	238,031 [a,b]	5,174,794
Valassis Communications	99,730 [a,b]	442,801

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Warnaco Group	96,322 [a]	2,871,359
Wendy’s/Arby’s Group, Cl. A	978,106	3,540,744
Williams-Sonoma	181,112 [b]	1,499,607
		206,800,404
Consumer Staples—4.0%
Alberto-Culver	177,107	4,556,963
BJ’s Wholesale Club	124,196 [a,b]	4,371,699
Church & Dwight	139,411 [b]	8,237,796
Corn Products International	155,800	3,789,056
Energizer Holdings	121,670 [a,b]	5,944,796
Hansen Natural	154,563 [a,b]	3,913,535
Hormel Foods	146,682	4,145,233
J.M. Smucker	114,699 [b]	5,110,987
Lancaster Colony	41,949 [b]	1,323,071
NBTY	113,655 [a]	2,656,117
PepsiAmericas	119,854	2,268,836
Ralcorp Holdings	117,609 [a,b]	7,959,777
Ruddick	81,825 [b]	2,343,468
Smithfield Foods	244,668 [a,b]	2,573,907
Tootsie Roll Industries	54,153 [b]	1,346,785
Universal	53,168	2,104,921
		62,646,947
Energy—6.7%
Arch Coal	302,067	6,467,254
Bill Barrett	77,313 [a,b]	1,577,185
Cimarex Energy	173,823 [b]	7,032,879
Comstock Resources	96,280 [a]	4,758,158
Denbury Resources	516,613 [a]	6,566,151
Encore Acquisition	111,571 [a]	3,475,437
Exterran Holdings	137,609 [a,b]	3,083,818
FMC Technologies	266,596 [a]	9,328,194
Forest Oil	187,835 [a]	5,486,660
Frontier Oil	217,339 [b]	2,871,048
Helix Energy Solutions Group	192,194 [a,b]	2,029,569
Helmerich & Payne	220,134	7,552,798
Newfield Exploration	276,591 [a]	6,356,061
Oceaneering International	115,943 [a]	3,266,114

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Overseas Shipholding Group	52,850 [b]	1,986,103
Patriot Coal	132,649 [a]	2,099,834
Patterson-UTI Energy	327,732	4,349,004
Plains Exploration & Production	225,133 [a]	6,348,751
Pride International	362,098 [a]	6,803,821
Quicksilver Resources	236,937 [a,b]	2,480,730
Superior Energy Services	169,019 [a]	3,603,485
Tidewater	107,834 [b]	4,702,641
Unit	98,843 [a]	3,710,566
		105,936,261
Financial—18.6%
Affiliated Managers Group	85,448 [a,b]	3,963,078
Alexandria Real Estate Equities	67,193 [b]	4,671,257
AMB Property	205,076 [b]	4,927,976
American Financial Group	156,664	3,560,973
AmeriCredit	241,345 [a,b]	1,414,282
Apollo Investment	297,571 [b]	3,921,986
Arthur J. Gallagher & Co.	195,213 [b]	4,755,389
Associated Banc-Corp	266,852 [b]	5,886,755
Astoria Financial	168,418	3,203,310
BancorpSouth	149,981	3,640,039
Bank of Hawaii	99,944	5,068,160
BRE Properties	106,804 [b]	3,717,847
Brown & Brown	241,414	4,953,815
Camden Property Trust	111,225	3,749,395
Cathay General Bancorp	103,511 [b]	2,533,949
City National	84,072 [b]	4,500,374
Colonial BancGroup	422,901 [b]	1,716,978
Commerce Bancshares	131,161	6,201,292
Cousins Properties	91,299 [b]	1,322,010
Cullen/Frost Bankers	123,637 [b]	6,919,963
Duke Realty	307,334 [b]	4,336,483
Eaton Vance	242,784	5,341,248
Equity One	66,609 [b]	1,163,659
Essex Property Trust	53,492 [b]	5,204,772
Everest Re Group	129,071	9,641,604
Federal Realty Investment Trust	123,264 [b]	7,552,385

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Fidelity National Financial, Cl. A	442,436	3,986,348
First American	193,790	3,955,254
First Niagara Financial Group	245,089	3,865,054
FirstMerit	169,174	3,945,138
Hanover Insurance Group	106,652	4,186,091
HCC Insurance Holdings	239,988	5,294,135
Health Care Real Estate Investment Trust	213,226 [b]	9,490,689
Highwoods Properties	132,092 [b]	3,278,523
Horace Mann Educators	82,200	654,312
Hospitality Properties Trust	196,575 [b]	1,995,236
Jefferies Group	251,243 [b]	3,977,177
Jones Lang LaSalle	84,496	2,781,608
Liberty Property Trust	205,199	4,893,996
Macerich	156,174 [b]	4,594,639
Mack-Cali Realty	137,584	3,125,908
Mercury General	74,452 [b]	3,824,599
Nationwide Health Properties	202,498 [b]	6,042,540
New York Community Bancorp	719,124	11,261,482
Old Republic International	482,734	4,445,980
PacWest Bancorp	51,214 [b]	1,279,838
Philadelphia Consolidated Holding	121,198 [a]	7,088,871
PMI Group	141,860 [b]	353,231
Potlatch	82,655 [b]	2,744,973
Protective Life	146,215 [b]	1,220,895
Raymond James Financial	200,849 [b]	4,677,773
Rayonier	164,508 [b]	5,441,925
Realty Income	212,037 [b]	4,902,295
Regency Centers	146,399	5,776,905
Reinsurance Group of America, Cl. A	149,021	5,564,444
SEI Investments	280,542	4,959,983
StanCorp Financial Group	102,291	3,486,077
SVB Financial Group	67,990 [a,b]	3,498,086
Synovus Financial	587,159 [b]	6,065,352
TCF Financial	241,305 [b]	4,280,751
UDR	284,620 [b]	5,624,091
Unitrin	103,749 [b]	2,178,729
W.R. Berkley	293,061	7,698,712

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Waddell & Reed Financial, Cl. A	179,341	2,604,031
Washington Federal	183,837 [b]	3,239,208
Webster Financial	109,947 [b]	2,038,417
Weingarten Realty Investors	156,388 [b]	3,198,135
Westamerica Bancorporation	60,598 [b]	3,469,236
Wilmington Trust	140,886 [b]	4,065,970
		294,925,616
Health Care—11.7%
Advanced Medical Optics	107,976 [a,b]	666,212
Affymetrix	145,700 [a]	537,633
Beckman Coulter	130,157	6,497,437
Cephalon	142,238 [a,b]	10,201,309
Cerner	142,001 [a,b]	5,286,697
Charles River Laboratories International	141,940 [a,b]	5,085,710
Community Health Systems	200,622 [a]	4,112,751
Covance	131,872 [a]	6,593,600
Dentsply International	311,043	9,449,486
Edwards Lifesciences	117,647 [a]	6,216,467
Endo Pharmaceuticals Holdings	251,682 [a]	4,656,117
Gen-Probe	113,433 [a]	5,338,157
Health Management Associates, Cl. A	506,900 [a,b]	1,064,490
Health Net	224,562 [a]	2,892,359
Henry Schein	186,996 [a,b]	8,753,283
Hill-Rom Holdings	130,757 [b]	2,976,029
Hologic	536,176 [a]	6,562,794
IDEXX Laboratories	124,361 [a,b]	4,376,264
Invitrogen	193,141 [a,b]	5,560,529
Kindred Healthcare	62,000 [a]	898,380
Kinetic Concepts	118,392 [a,b]	2,866,270
LifePoint Hospitals	111,401 [a,b]	2,670,282
Lincare Holdings	153,599 [a]	4,047,334
Medicis Pharmaceutical, Cl. A	118,666 [b]	1,693,364
Omnicare	217,594 [b]	5,999,067
PDL BioPharma	249,868	2,436,213
Perrigo	162,456 [b]	5,523,504
Pharmaceutical Product Development	249,207	7,720,433
Psychiatric Solutions	116,458 [a,b]	3,876,887

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Resmed	158,104 [a]	5,416,643
Sepracor	227,744 [a]	3,033,550
STERIS	123,601 [b]	4,207,378
Techne	80,889	5,582,959
Teleflex	83,004	4,398,382
United Therapeutics	47,734 [a]	4,163,837
Universal Health Services, Cl. B	106,446	4,474,990
Valeant Pharmaceuticals International	184,264 [a,b]	3,458,635
Varian	61,447 [a,b]	2,264,322
VCA Antech	176,575 [a]	3,196,008
Vertex Pharmaceuticals	311,818 [a]	8,172,750
WellCare Health Plans	87,262 [a]	2,109,123
		185,037,635
Industrial—13.8%
AGCO	191,941 [a]	6,049,980
AirTran Holdings	242,850 [a,b]	993,256
Alaska Air Group	75,363 [a,b]	1,861,466
Alexander & Baldwin	86,517	2,759,892
Alliant Techsystems	68,948 [a,b]	5,690,968
AMETEK	223,292	7,424,459
Avis Budget Group	210,210 [a]	344,744
BE Aerospace	207,405 [a]	2,669,302
Brink’s	88,214	4,277,497
Carlisle Cos.	127,660	2,968,095
Clean Harbors	41,842 [a]	2,743,580
Con-way	95,617	3,254,803
Copart	136,843 [a,b]	4,775,821
Corporate Executive Board	71,183 [b]	2,123,389
Corrections Corp. of America	262,305 [a]	5,012,649
Crane	101,351	1,659,116
Deluxe	106,900	1,299,904
Donaldson	164,477 [b]	5,781,367
Dun & Bradstreet	114,169	8,413,114
Dycom Industries	81,400 [a]	722,832
Federal Signal	98,563 [b]	838,771
GATX	101,896 [b]	2,909,131

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Graco	125,656 [b]	3,107,473
Granite Construction	68,882 [b]	2,457,021
Harsco	176,401	4,175,412
Herman Miller	116,590 [b]	2,564,980
HNI	92,503 [b]	1,694,655
Hubbell, Cl. B	117,573	4,217,344
IDEX	172,735	4,003,997
JB Hunt Transport Services	170,840 [b]	4,856,981
JetBlue Airways	382,614 [a,b]	2,123,508
Joy Global	225,516	6,535,454
Kansas City Southern	190,208 [a]	5,871,721
KBR	355,310	5,272,800
Kelly Services, Cl. A	56,985 [b]	811,466
Kennametal	160,244	3,400,378
Korn/Ferry International	99,669 [a,b]	1,384,402
Lincoln Electric Holdings	89,645	3,868,182
Manpower	166,128	5,171,565
Mine Safety Appliances	62,140 [b]	1,677,780
MPS Group	194,591 [a,b]	1,515,864
MSC Industrial Direct, Cl. A	94,746 [b]	3,397,592
Navigant Consulting	97,083 [a,b]	1,569,832
Nordson	71,358 [b]	2,635,251
Oshkosh	155,946	1,194,546
Pentair	206,970 [b]	5,720,651
Quanta Services	367,040 [a,b]	7,252,710
Republic Services	323,674	7,671,074
Rollins	86,530	1,520,332
Roper Industries	187,492	8,502,762
Shaw Group	174,641 [a]	3,124,327
SPX	113,364	4,391,721
Stericycle	178,696 [a,b]	10,441,207
Thomas & Betts	120,484 [a]	2,861,495
Timken	177,687	2,821,670
Trinity Industries	170,879 [b]	2,884,438
United Rentals	123,060 [a]	1,261,365
URS	176,669 [a]	5,192,302

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Wabtec	101,341	4,029,318
Werner Enterprises	89,079 [b]	1,747,730
YRC Worldwide	118,800 [a,b]	544,104
		218,049,546
Information Technology—12.8%
3Com	847,990 [a]	2,315,013
ACI Worldwide	71,450 [a,b]	978,865
Acxiom	141,400	1,111,404
ADC Telecommunications	246,349 [a,b]	1,561,853
ADTRAN	116,775 [b]	1,774,980
Advent Software	34,450 [a,b]	645,593
Alliance Data Systems	140,769 [a]	7,060,973
ANSYS	186,032 [a]	5,326,096
Arrow Electronics	250,322 [a]	4,368,119
Atmel	933,605 [a]	3,874,461
Avnet	314,701 [a]	5,268,095
Avocent	93,725 [a]	1,407,750
Broadridge Financial Solutions	293,918	3,556,408
Cadence Design Systems	544,537 [a]	2,216,266
CommScope	146,933 [a]	2,161,384
Cree	184,329 [a,b]	3,618,378
Diebold	137,662	4,091,315
Digital River	77,428 [a]	1,918,666
DST Systems	89,482 [a,b]	3,631,180
F5 Networks	168,410 [a]	4,179,936
FactSet Research Systems	89,374 [b]	3,466,817
Fair Isaac	101,385 [b]	1,580,592
Fairchild Semiconductor International	261,543 [a]	1,485,564
FLIR Systems	291,258 [a,b]	9,349,382
Foundry Networks	308,049 [a,b]	4,574,528
Gartner	123,790 [a,b]	2,277,736
Global Payments	166,944	6,762,901
Imation	63,400 [b]	781,088
Ingram Micro, Cl. A	347,071 [a]	4,626,456
Integrated Device Technology	355,478 [a]	2,260,840
International Rectifier	152,375 [a]	2,352,670
Intersil, Cl. A	258,811	3,543,123

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Jack Henry & Associates	180,090 [b]	3,423,511
Lam Research	262,437 [a]	5,868,091
Lender Processing Services	174,568	4,027,284
Macrovision Solutions	174,463 [a,b]	1,933,050
McAfee	316,542 [a]	10,303,442
Mentor Graphics	193,242 [a,b]	1,418,396
Metavante Technologies	187,704 [a]	3,147,796
National Instruments	118,467	3,009,062
NCR	342,303 [a]	6,257,299
NeuStar, Cl. A	164,786 [a]	3,246,284
Palm	225,300 [a,b]	898,947
Parametric Technology	241,369 [a,b]	3,135,383
Plantronics	102,366 [b]	1,478,165
Polycom	178,022 [a,b]	3,740,242
RF Micro Devices	542,800 [a,b]	1,080,172
SAIC	402,710 [a]	7,438,054
Semtech	129,202 [a,b]	1,565,928
Silicon Laboratories	100,040 [a]	2,597,038
SRA International, Cl. A	89,007 [a]	1,644,849
Sybase	168,383 [a,b]	4,484,039
Synopsys	301,486 [a]	5,511,164
Tech Data	105,647 [a]	2,266,128
Trimble Navigation	252,973 [a]	5,203,655
ValueClick	179,700 [a,b]	1,329,780
Vishay Intertechnology	390,055 [a]	1,681,137
Western Digital	463,418 [a]	7,646,397
Wind River Systems	145,181 [a]	1,268,882
Zebra Technologies, Cl. A	136,440 [a]	2,761,546
		202,494,153
Materials—6.3%
Airgas	172,553	6,619,133
Albemarle	191,275	4,657,546
AptarGroup	141,989	4,305,106
Cabot	134,463 [b]	3,556,546
Carpenter Technology	92,861	1,680,784
Chemtura	502,803	869,849
Cleveland-Cliffs	223,292	6,026,651

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Commercial Metals	239,610	2,659,671
Cytec Industries	99,538	2,818,916
Ferro	91,474	1,416,018
FMC	156,505	6,814,228
Greif, Cl. A	71,282	2,892,624
Louisiana-Pacific	188,600 [b]	905,280
Lubrizol	141,654	5,323,357
Martin Marietta Materials	86,569 [b]	6,785,278
Minerals Technologies	39,559 [b]	2,245,369
Olin	157,754 [b]	2,864,813
Packaging Corp. of America	216,783 [b]	3,648,458
Reliance Steel & Aluminum	133,307	3,338,007
RPM International	272,382	3,867,824
Scotts Miracle-Gro, Cl. A	90,300 [b]	2,358,636
Sensient Technologies	101,055	2,549,618
Sonoco Products	208,263	5,244,062
Steel Dynamics	373,348	4,450,308
Temple-Inland	220,400 [b]	1,306,972
Terra Industries	192,150	4,225,379
Valspar	208,790 [b]	4,269,756
Worthington Industries	125,257 [b]	1,511,852
		99,212,041
Telecommunication Services—.4%
Cincinnati Bell	492,850 [a,b]	1,177,911
Telephone & Data Systems	222,723	5,980,113
		7,158,024
Utilities—8.1%
AGL Resources	160,420	4,876,768
Alliant Energy	231,096	6,789,600
Aqua America	282,169 [b]	5,079,042
Black Hills	80,355 [b]	2,028,964
DPL	237,706 [b]	5,422,074
Energen	150,015	5,036,004
Equitable Resources	273,790	9,503,251
Great Plains Energy	248,489	4,830,626

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Hawaiian Electric Industries	177,271 [b]	4,718,954
IDACORP	94,782 [b]	2,526,888
MDU Resources Group	383,347 [b]	6,980,749
National Fuel Gas	170,473	6,169,418
Northeast Utilities	325,480	7,342,829
NSTAR	223,476 [b]	7,385,882
OGE Energy	193,114	5,272,012
ONEOK	218,507	6,970,373
PNM Resources	180,776 [b]	1,762,566
Puget Energy	271,327	6,357,192
SCANA	244,761	8,055,085
Sierra Pacific Resources	489,788	4,060,343
UGI	225,233	5,376,312
Vectren	169,429	4,269,611
Westar Energy	226,292 [b]	4,410,431
WGL Holdings	104,432 [b]	3,361,666
		128,586,640
Total Common Stocks
(cost $1,852,987,191)		1,510,847,267

	Principal
Short-Term Investments—.6%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.16%, 1/22/09	2,000,000 [c]	1,998,734
0.22%, 1/15/09	1,800,000 [c]	1,798,704
0.32%, 12/26/08	700,000 [c]	699,714
0.43%, 1/29/09	2,300,000 [c]	2,297,638
0.54%, 1/8/09	1,200,000 [c]	1,199,213
1.63%, 11/6/08	1,500,000	1,499,991
Total Short-Term Investments
(cost $9,489,513)		9,493,994

Other Investment—4.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $66,371,000)	66,371,000 [d]	66,371,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—17.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $277,473,045)	277,473,045 [d]	277,473,045

Total Investments (cost $2,206,320,749)	117.8%	1,864,185,306
Liabilities, Less Cash and Receivables	(17.8%)	(282,259,335)
Net Assets	100.0%	1,581,925,971

a Non-income producing security.
b All or a portion of these securities are on loan.At October 31, 2008, the total market value of the fund’s securities on loan is $275,743,143 and the total market value of the collateral held by the fund is $278,063,083, consisting of cash collateral of $277,473,045 and U.S. Government and Agency securities valued at $590,038.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Short-Term/		Utilities	8.1
Money Market Investments	22.3	Energy	6.7
Financial	18.6	Materials	6.3
Industrial	13.8	Consumer Staples	4.0
Consumer Discretionary	13.1	Telecommunication Services	.4
Information Technology	12.8
Health Care	11.7		117.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
October 31, 2008

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	1,229	69,856,360	December 2008	(7,241,915)

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $275,743,143)—Note 1(b):
Unaffiliated issuers	1,862,476,704	1,520,341,261
Affiliated issuers	343,844,045	343,844,045
Cash		2,458,094
Receivable for investment securities sold		10,881,345
Receivable for shares of Common Stock subscribed		6,005,273
Dividends and interest receivable		1,608,802
Receivable for futures variation margin—Note 4		1,056,940
		1,886,195,760

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		658,446
Liability for securities on loan—Note 1(b)		277,473,045
Payable for investment securities purchased		21,190,835
Payable for shares of Common Stock redeemed		4,947,463
		304,269,789

Net Assets ($)		1,581,925,971

Composition of Net Assets ($):
Paid-in capital		1,884,140,307
Accumulated undistributed investment income—net		19,837,771
Accumulated net realized gain (loss) on investments		27,325,251
Accumulated net unrealized appreciation (depreciation)
on investments [including ($7,241,915) net
unrealized (depreciation) on financial futures]		(349,377,358)

Net Assets ($)		1,581,925,971

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		83,471,143
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		18.95

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2008

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	29,868,117
Affiliated issuers	1,597,689
Income from securities lending	4,374,479
Interest	76,682
Total Income	35,916,967
Expenses:
Management fee—Note 3(a)	5,393,741
Shareholder servicing costs—Note 3(b)	5,393,741
Directors’ fees—Note 3(a)	133,206
Loan commitment fees—Note 2	37,157
Total Expenses	10,957,845
Less—Directors’ fees reimbursed
by the Manager—Note 3(a)	(133,206)
Net Expenses	10,824,639
Investment Income—Net	25,092,328

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	120,928,765
Net realized gain (loss) on financial futures	(23,122,901)
Net Realized Gain (Loss)	97,805,864
Net unrealized appreciation (depreciation) on investments [including
($7,743,327) net unrealized (depreciation) on financial futures]	(1,019,902,517)
Net Realized and Unrealized Gain (Loss) on Investments	(922,096,653)
Net (Decrease) in Net Assets Resulting from Operations	(897,004,325)

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2008	2007

Operations ($):
Investment income—net	25,092,328	28,994,689
Net realized gain (loss) on investments	97,805,864	193,108,441
Net unrealized appreciation
(depreciation) on investments	(1,019,902,517)	140,059,922
Net Increase (Decrease) in Net Assets
Resulting from Operations	(897,004,325)	362,163,052

Dividends to Shareholders from ($):
Investment income—net	(26,033,448)	(20,998,329)
Net realized gain on investments	(207,596,230)	(88,327,491)
Total Dividends	(233,629,678)	(109,325,820)

Capital Stock Transactions ($):
Net proceeds from shares sold	615,908,178	576,117,327
Dividends reinvested	222,298,818	103,680,432
Cost of shares redeemed	(617,062,054)	(712,189,070)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	221,144,942	(32,391,311)
Total Increase (Decrease) in Net Assets	(909,489,061)	220,445,921

Net Assets ($):
Beginning of Period	2,491,415,032	2,270,969,111
End of Period	1,581,925,971	2,491,415,032
Undistributed investment income—net	19,837,771	22,167,718

Capital Share Transactions (Shares):
Shares sold	24,423,951	18,393,370
Shares issued for dividends reinvested	7,791,794	3,504,973
Shares redeemed	(23,798,731)	(22,774,821)
Net Increase (Decrease) in Shares Outstanding	8,417,014	(876,478)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended October 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	33.19	29.91	27.81	24.55	22.42
Investment Operations:
Investment income—net[a]	.31	.38	.28	.28	.16
Net realized and unrealized
gain (loss) on investments	(11.42)	4.36	3.23	3.87	2.18
Total from
Investment Operations	(11.11)	4.74	3.51	4.15	2.34
Distributions:
Dividends from
investment income—net	(.35)	(.28)	(.26)	(.16)	(.12)
Dividends from net realized
gain on investments	(2.78)	(1.18)	(1.15)	(.73)	(.09)
Total Distributions	(3.13)	(1.46)	(1.41)	(.89)	(.21)
Net asset value, end of period	18.95	33.19	29.91	27.81	24.55

Total Return (%)	(36.64)	16.45	12.95	17.14	10.50

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.50	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.16	1.20	.95	1.04	.68
Portfolio Turnover Rate	24.48	22.53	16.05	19.54	14.13

Net Assets, end of period
($ x 1,000)	1,581,926	2,491,415	2,270,969	2,059,222	1,526,260

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard & Poor’s Midcap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2008,The Bank of NewYork Mellon earned $1,874,777 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $17,955,912, undistributed capital gains $75,401,041 and unrealized depreciation $395,571,289.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2008 and October 31, 2007 was as follows: ordinary income $29,464,791 and $22,941,235 and long-term capital gains $204,164,887 and $86,384,585, respectively.

During the period ended October 31, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts and treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased accumulated undistributed investment income-net by $1,388,827, decreased accumulated net realized gain (loss) on investments by $10,701,722 and increased paid-in capital by $12,090,549. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s expenses, except management fees, brokerage commissions, taxes, commitment fees, interest fees and expenses of non-interested Board members (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-

interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Fund and 12 other funds (comprised of 35 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting attended that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The fund also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the fund’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, the fund was charged $5,393,741 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $329,223 and shareholders services fee $329,223.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Prior to December 1, 2007, a 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. From November 1, 2007 through November 30, 2007, there were no redemption fees charged and retained by the fund. Effective December 1, 2007, the fund discontinued the redemption fee on shares.The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2008, amounted to $517,533,253 and $566,471,889, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2008, are set forth in the Statement of Financial Futures.

At October 31, 2008, the cost of investments for federal income tax purposes was $2,259,756,595; accordingly, accumulated net unrealized depreciation on investments was $395,571,289, consisting of $170,178,535 gross unrealized appreciation and $565,749,824 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Midcap Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Midcap Index Fund, Inc., as of October 31, 2008 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Midcap Index Fund, Inc. at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2008

IMPORTANT TAX INFORMATION (Unaudited)

For federal income tax purposes, the fund hereby designates $216,255,436 as a long-term capital gain dividend and $3,424,025 as a short-term capital gain dividend for the fiscal year ending October 31, 2008.The fund also hereby designates 95.15% of the ordinary dividends paid during the fiscal year ended October 31, 2008 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2008, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $9,916,811 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2009 of the percentage applicable to the preparation of their 2008 income tax returns.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

OFFICERS OF THE FUND (Unaudited)

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,292 in 2007 and $36,350 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,122 in 2007 and $10,398 in 2008. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2007 and $-0- in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,997 in 2007 and $3,343 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2007 and $-0- in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2007 and $879 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2007 and $-0- in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,627,514 in 2007 and $7,879,835 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)